Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Mr. Brewer ($)	Compensation Actually Paid to Mr. Brewer ($)(1)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(2)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)	Total Shareholder Return ($)	S&P 1500 Consumer Discretionary Total Shareholder Return ($)(3)	Net Income/(Loss) (thousands)	Adjusted EBITDA (thousands) (4)
2023	$11,105,846	$(2,978,235)	$2,822,122	$434,874	$67.72	$150.42	$95,045	$596,551
2022	$11,031,398	$(126,863)	$2,894,485	$1,234,709	$93.27	$107.00	$157,896	$558,149
2021	$27,135,201	$39,523,269	$4,967,201	$6,179,836	$129.59	$166.41	$321,988	$447,651
2020	$4,929,381	$8,678,767	$1,059,398	$1,188,583	$113.39	$132.88	$(126,934)	$164,835

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The following individuals were the Company’s NEOs for the applicable fiscal year:

Year	CEO	Non-CEO NEOs
2023	Oliver G. (Chip) Brewer III	Brian P. Lynch, Arthur F. Starrs, Glenn F. Hickey and Mark F. Leposky
2022	Oliver G. (Chip) Brewer III	Brian P. Lynch, Arthur F. Starrs, Glenn F. Hickey and Mark F. Leposky
2021	Oliver G. (Chip) Brewer III	Brian P. Lynch, Arthur F. Starrs, Glenn F. Hickey and Mark F. Leposky
2020	Oliver G. (Chip) Brewer III	Brian P. Lynch, Joseph B. Flannery, Glenn F. Hickey, Mark F. Leposky and Melody Harris-Jensbach

PEO Total Compensation Amount	$ 11,105,846	$ 11,031,398	$ 27,135,201	$ 4,929,381
PEO Actually Paid Compensation Amount	$ (2,978,235)	(126,863)	39,523,269	8,678,767
Adjustment To PEO Compensation, Footnote	Compensation actually paid to the Company’s NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020		2021		2022		2023
Adjustments	Mr. Brewer	Average non-CEO NEOs	Mr. Brewer	Average non-CEO NEOs	Mr. Brewer	Average non-CEO NEOs	Mr. Brewer	Average non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,098,675)	$(405,564)	$(23,566,049)	$(3,619,359)	$(7,286,664)	$(1,338,876)	$(8,979,665)	$(1,829,831)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,314,058	$406,438	$29,596,579	$4,202,344	$5,765,298	$989,456	$3,016,776	$717,271
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$2,742,229	$192,972	$3,600,242	$367,629	$(8,167,460)	$(1,099,733)	$(9,164,903)	$(1,401,389)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$747,545	$35,805	$2,723,912	$258,588	$(1,484,471)	$(213,124)	$1,039,592	$126,326
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$(104,050)	$—	$—	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$44,228	$3,584	$33,384	$3,434	$15,036	$2,502	$4,119	$375
TOTAL ADJUSTMENTS	$3,749,386	$129,185	$12,388,068	$1,212,635	$(11,158,261)	$(1,659,776)	$(14,084,081)	$(2,387,248)
The Company does not have a pension plan, therefore, there is no pension specific impact included in the compensation actually paid adjustments.
Compensation actually paid does not reflect the actual amount of compensation earned by or paid to the CEO and the other NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee for fiscal year 2023, see “Executive Officer Compensation - Compensation Discussion & Analysis.”

Non-PEO NEO Average Total Compensation Amount	$ 2,822,122	2,894,485	4,967,201	1,059,398
Non-PEO NEO Average Compensation Actually Paid Amount	$ 434,874	1,234,709	6,179,836	1,188,583
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to the Company’s NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020		2021		2022		2023
Adjustments	Mr. Brewer	Average non-CEO NEOs	Mr. Brewer	Average non-CEO NEOs	Mr. Brewer	Average non-CEO NEOs	Mr. Brewer	Average non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,098,675)	$(405,564)	$(23,566,049)	$(3,619,359)	$(7,286,664)	$(1,338,876)	$(8,979,665)	$(1,829,831)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,314,058	$406,438	$29,596,579	$4,202,344	$5,765,298	$989,456	$3,016,776	$717,271
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$2,742,229	$192,972	$3,600,242	$367,629	$(8,167,460)	$(1,099,733)	$(9,164,903)	$(1,401,389)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$747,545	$35,805	$2,723,912	$258,588	$(1,484,471)	$(213,124)	$1,039,592	$126,326
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$(104,050)	$—	$—	$—	$—	$—	$—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$44,228	$3,584	$33,384	$3,434	$15,036	$2,502	$4,119	$375
TOTAL ADJUSTMENTS	$3,749,386	$129,185	$12,388,068	$1,212,635	$(11,158,261)	$(1,659,776)	$(14,084,081)	$(2,387,248)
The Company does not have a pension plan, therefore, there is no pension specific impact included in the compensation actually paid adjustments.
Compensation actually paid does not reflect the actual amount of compensation earned by or paid to the CEO and the other NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee for fiscal year 2023, see “Executive Officer Compensation - Compensation Discussion & Analysis.”

Compensation Actually Paid vs. Total Shareholder Return	Note: Due to disparity in scale with other CAP amounts, our PEO’s 2022 CAP of $(126,863) is not visible in the graph.
Compensation Actually Paid vs. Net Income	Note: Due to disparity in scale with other CAP amounts, our PEO’s 2022 CAP of $(126,863) is not visible in the graph.
Compensation Actually Paid vs. Company Selected Measure	Note: Due to disparity in scale with other CAP amounts, our PEO’s 2022 CAP of $(126,863) is not visible in the graph.
Total Shareholder Return Vs Peer Group	TSR is cumulative for the measurement periods beginning on January 1, 2020 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P 1500 Consumer Discretionary Index is the Compensation Comparator Group for purposes of the peer group TSR reflected above, which is the industry specific index the Company uses in its Form 10-K.
Note: Due to disparity in scale with other CAP amounts, our PEO’s 2022 CAP of $(126,863) is not visible in the graph.

Tabular List, Table	Adjusted EBITDA; b.APTI; c.Contribution-to-Profit; and d.rTSR relative to the Comparator Group TSR.
Total Shareholder Return Amount	$ 67.72	93.27	129.59	113.39
Peer Group Total Shareholder Return Amount	150.42	107	166.41	132.88
Net Income (Loss)	$ 95,045,000	$ 157,896,000	$ 321,988,000	$ (126,934,000)
Company Selected Measure Amount	596,551,000	558,149,000	447,651,000	164,835,000
PEO Name	Oliver G. (Chip) Brewer III	Oliver G. (Chip) Brewer III	Oliver G. (Chip) Brewer III	Oliver G. (Chip) Brewer III
Additional 402(v) Disclosure
Narrative Disclosure to Pay Versus Performance Table
Relationship between Financial Performance Measures

The line graphs below compare (i) the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) Comparator Group TSR, (iv) our net income, and (v) our Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2020, 2021, 2022 and 2023.

TSR and Comparator Group TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The Company chose Adjusted EBITDA as its Company Selected Measure because the Board and management use Adjusted EBITDA as a primary means of measuring the Company’s performance across periods. “Adjusted EBITDA” is calculated as earnings before interest, taxes, depreciation and amortization expenses, non-cash stock compensation expenses, and non-cash lease amortization expense, in addition to costs associated with certain non-recurring and non-cash items, as further described in Appendix A to this Proxy Statement. Appendix A also includes a reconciliation of Adjusted EBITDA to net income, the most directly comparable financial measure prepared in accordance with GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	APTI
Measure:: 3
Pay vs Performance Disclosure
Name	Contribution-to-Profit
Measure:: 4
Pay vs Performance Disclosure
Name	rTSR relative to the Comparator Group TSR
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,084,081)	$ (11,158,261)	$ 12,388,068	$ 3,749,386
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,979,665)	(7,286,664)	(23,566,049)	(4,098,675)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,016,776	5,765,298	29,596,579	4,314,058
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,164,903)	(8,167,460)	3,600,242	2,742,229
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,039,592	(1,484,471)	2,723,912	747,545
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,119	15,036	33,384	44,228
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,387,248)	(1,659,776)	1,212,635	129,185
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,829,831)	(1,338,876)	(3,619,359)	(405,564)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	717,271	989,456	4,202,344	406,438
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,401,389)	(1,099,733)	367,629	192,972
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,326	(213,124)	258,588	35,805
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(104,050)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 375	$ 2,502	$ 3,434	$ 3,584